INCOME TAXES - Components of tax OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$ (75)	$ 3	$ 13
Other	(17)	(13)	(3)
Revaluation surplus
Origination and reversal of temporary differences	(881)	(1,003)	(934)
Relating to changes in tax rates / imposition of new tax laws	34	(159)	0
Total deferred income taxes	$ (939)	$ (1,172)	$ (924)